S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - American Ventures Sponsor I LLC [Member]	Jun. 09, 2026 USD ($) $ / shares shares
Class B Common Stock [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	23,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	740,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,700,000
Private Shares Upon Full Exercise of Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	800,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Compensation of Sponsor Officer for Time Spent [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	20,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 5